                        PIMCO FUNDS: MULTI-MANAGER SERIES

                          Supplement Dated May 7, 2002
                                     to the

             Prospectuses for Institutional and Administrative Class
                Shares Dated February 1, 2002 and March 25, 2002

          Disclosure relating to the PIMCO Structured Emerging Markets,
                PIMCO Tax-Efficient Structured Emerging Markets,
                  RCM Balanced and PIMCO Asset Allocation Funds

     On May 7, 2002, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") approved (1) an Agreement and Plan of Reorganization pursuant to which the Structured Emerging Markets Fund (an "Acquired Fund") is expected to reorganize with and into the Tax-Efficient Structured Emerging Markets Fund (an "Acquiring Fund") and (2) an Agreement and Plan of Reorganization pursuant to which the RCM Balanced Fund (an "Acquired Fund" and, together with the Structured Emerging Markets Fund, the "Acquired Funds") is expected to reorganize with and into Asset Allocation Fund (an "Acquiring Fund" and, together with the Tax-Efficient Structured Emerging Markets Fund, the "Acquiring Funds"). The proposed transaction between the Structured Emerging Markets Fund and the Tax-Efficient Structured Emerging Markets Fund is referred to as the "Tax-Efficient Reorganization," and the proposed transaction between the RCM Balanced Fund and the Asset Allocation Fund is referred to as the "Asset Allocation Reorganization." When discussed collectively, the Tax-Efficient Reorganization and the Asset Allocation Reorganization are referred to as the "Reorganizations." The closing date (the "Closing Date") of the Reorganizations is expected to be on or about June 21, 2002, although the Reorganizations may be delayed.

     The Reorganizations will take place by means of a transfer by each Acquired Fund of all of its assets to the relevant Acquiring Fund in exchange for shares ("Merger Shares") of the relevant Acquiring Fund and the assumption by the relevant Acquiring Fund of all the relevant Acquired Fund's liabilities. Each exchange, which will be effected on the basis of the relative net asset values of each Acquiring Fund and its relevant Acquired Fund, will be followed immediately by the distribution of Merger Shares to the relevant Acquired Fund's shareholders, in complete liquidation of each Acquired Fund. Accordingly, shareholders of each Acquired Fund will become shareholders of the relevant Acquiring Fund by effectively having their Acquired Fund shares exchanged for Merger Shares of the same class on the basis of relative net asset values on the Closing Date.

TAX CONSEQUENCES

     It is expected that the Tax-Efficient Reorganization will be treated as tax-free reorganization. The Asset Allocation Reorganization, on the other hand, will likely be treated as a taxable reorganization.

     Tax-Efficient Reorganization. Assuming that the Tax-Efficient
     ----------------------------
Reorganization is tax-free, the following tax consequences will apply to that Reorganization. Each Structured Emerging Markets Fund shareholder (1) will not recognize any gain or loss on the receipt of its Merger Shares received in exchange for its Structured Emerging Markets Fund shares; (2) will have the same aggregate tax basis in its Merger Shares as the shareholder had in its exchanged Structured Emerging Markets Fund shares; and (3) will have a holding period for its Merger Shares that includes the holding period of its exchanged Structured Emerging Markets Fund shares (provided that the shareholder held his or her Structured Emerging Markets Fund shares as a capital asset). The Structured Emerging Markets Fund will not recognize any gain or loss upon the transfer of its assets to the Tax-Efficient Structured Emerging Markets Fund in exchange for Merger Shares and the assumption of its liabilities by the Tax-Efficient Structured Emerging Markets Fund, or upon the distribution of the Merger Shares to its shareholders in liquidation. The Tax-Efficient Structured Emerging Markets Fund (1) will not recognize any gain or loss upon the receipt of the Structured Emerging Markets Fund's assets in exchange for the Merger Shares and the assumption of the Structured Emerging Market Fund's liabilities; (2) will have the same tax basis in the Structured Emerging Markets Fund's assets as the Structured Emerging Markets Fund had in such assets; and (3) will have a holding period for the Structured Emerging Markets Fund's assets that includes the holding period that the Structured Emerging Markets Fund had in such assets.

     In anticipation of the Reorganization, the Structured Emerging Markets Fund may sell certain assets, will recognize taxable gain or loss on any such sales, and will distribute any net gains from any such sales (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders in taxable distributions. Since the shareholders of the Structured Emerging Markets Fund will receive shares of the Tax-Efficient Structured Emerging Markets Fund, they will be allocated a proportionate share of the "built-in" gains in the Tax-Efficient Structured Emerging Markets Fund's assets, as well as any taxable gains realized by the Tax-Efficient Structured Emerging Markets Fund but not distributed to its shareholders prior to the Tax-Efficient Reorganization, when such gains are eventually distributed by the Tax-Efficient Structured Emerging Markets Fund.

     Asset Allocation Reorganization. Assuming that the Asset Allocation
     -------------------------------
Reorganization is taxable, the following tax consequences will apply to that
Reorganization: (1) each RCM Balanced Fund shareholder will recognize taxable gain or loss on receipt of the Merger Shares equal to the difference between the net asset value of the Merger Shares received in exchange for its RCM Balanced Fund shares, and the shareholder's tax basis in its RCM Balanced Fund shares;
(2) any net capital losses or net capital loss carryforwards of the RCM Balanced Fund will expire with the distribution in liquidation of Merger Shares to the RCM Balanced Fund shareholders; and (3) the Asset Allocation Fund will acquire a fair market value tax basis in the assets contributed by the RCM Balanced Fund.

     Although the Asset Allocation Reorganization will likely be a taxable transaction, it is possible that the IRS could successfully argue that it is a tax-free reorganization. If the Asset Allocation Reorganization were recast as a tax-free reorganization, the tax analysis applicable to the Tax-Efficient Reorganization would apply to the Asset Allocation Reorganization.

     The following tax consequences will apply to the Asset Allocation Reorganization regardless of whether that Reorganization is taxable or tax-free. The RCM Balanced Fund will liquidate (i.e., sell for cash) substantially all of its assets prior to the Asset Allocation Reorganization, so that immediately prior to the Asset Allocation Reorganization it will hold only cash and cash-equivalent securities. The RCM Balanced Fund will recognize taxable gain or loss on this liquidation, and will distribute any net gains from the liquidation (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders prior to the Asset Allocation Reorganization in taxable distributions. In addition, because the shareholders of the RCM Balanced Fund will receive shares of the Asset Allocation Fund, they will be allocated a proportionate share of the "built-in" gains in the Asset Allocation Fund's assets, as well as any taxable gains realized by the Asset Allocation Fund but not distributed to its shareholders prior to the Asset Allocation Reorganization, when such gains are eventually distributed by the Asset Allocation Fund.

     Shareholders should consult their tax advisers regarding other possible tax consequences of the Reorganizations, including possible state and local tax consequences.

OTHER INFORMATION

     In addition, in connection with the Reorganizations, the following actions are being taken:

          (i) Except as noted below, effective as of the close of business on May 17, 2002, the RCM Balanced Fund will no longer sell shares to new investors or to existing shareholders. Except as noted below, effective as of the close of business on May 31, 2002, the Structured Emerging Markets Fund will no longer sell Institutional or Administrative Class shares to new investors or to existing shareholders. Participants in certain self-directed qualified benefit plans, if any, that owned Institutional Class or Administrative Class shares of the RCM Balanced Fund or Structured Emerging Markets Fund as of the close of business on May 17, 2002 or May 31, 2002, respectively, for any single plan participant will be able to direct the purchase of that Fund's Institutional Class or Administrative Class (for the Structured Emerging Markets Fund only) shares by their plan account for so long as the plan continues to own such shares of that Fund for any plan participant.

          (ii) Effective as of the close of business on May 17, 2002, the RCM Balanced Fund will no longer be eligible for exchanges from other PIMCO Funds. Effective as of the close of business on May 31, 2002, the Structured Emerging Markets Fund will no longer be eligible for exchanges from other PIMCO Funds.

          (iii) Upon consummation of the Asset Allocation Reorganization, the composition of the Asset Allocation Fund's Asset Allocation Committee will change. The members of the Asset Allocation Committee will be Seth Reicher and Mary Bersot. Mr. Reicher and Ms. Bersot are currently affiliated with Dresdner RCM Global Investors LLC, an affiliate of PIMCO Advisors.

     The consummations of the Reorganizations are subject to a number of conditions but are not subject to shareholder approval. In addition, the closing of each Reorganization is not conditioned upon the closing of the other. Accordingly, in the event that the conditions to the closing of one of the Reorganizations are met, it is expected that such Reorganization will take place, subject to the terms of its Agreement and Plan of Reorganization, even if the other Reorganization is not consummated.

     The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                          Supplement Dated May 7, 2002
                                     to the
                   Prospectus for Class A, Class B and Class C
                          Shares Dated February 1, 2002

             Disclosure relating to the PIMCO Asset Allocation Fund

     On May 7, 2002, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") approved an Agreement and Plan of Reorganization pursuant to which the RCM Balanced Fund, a series of the Trust which does not offer Class A, B or C shares (the "Acquired Fund"), is expected to reorganize with and into the Asset Allocation Fund (the "Acquiring Fund"). The proposed transaction between the RCM Balanced Fund and the Asset Allocation Fund is referred to as the "Reorganization." The closing date (the "Closing Date") of the Reorganization is expected to be on or about June 21, 2002, although the Reorganization may be delayed.

     The Reorganization will take place by means of a transfer by the Acquired Fund of all of its assets to the Acquiring Fund in exchange for shares ("Merger Shares") of the Acquiring Fund and the assumption by the Acquiring Fund of all the Acquired Fund's liabilities. The exchange, which will be effected on the basis of the relative net asset values of the Acquiring Fund and the Acquired Fund, will be followed immediately by the distribution of Merger Shares to the Acquired Fund's shareholders, in complete liquidation of the Acquired Fund. Accordingly, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund by effectively having their Acquired Fund shares exchanged for Merger Shares of the same class on the basis of relative net asset values on the Closing Date.

     The Reorganization will likely be treated as a taxable reorganization. If the Reorganization is a taxable transaction, (1) each RCM Balanced Fund shareholder will recognize taxable gain or loss on receipt of the Merger Shares equal to the difference between the net asset value of the Merger Shares received in exchange for his or her RCM Balanced Fund shares and the shareholder's tax basis in his or her RCM Balanced Fund shares; (2) any net capital losses or net capital loss carryforwards of the RCM Balanced Fund will expire with the distribution in liquidation of Merger Shares to the RCM Balanced Fund shareholders; and (3) the Asset Allocation Fund will acquire a fair market value tax basis in the assets contributed by the RCM Balanced Fund.

     Although the Reorganization will likely be treated as a taxable transaction, it is possible that the IRS could successfully argue that it is a tax-free reorganization. If the Reorganization were recast as a tax-free reorganization, the following tax consequences would apply. Each RCM Balanced Fund shareholder (1) would not recognize any gain or loss on the receipt of his or her Merger Shares exchanged for his or her RCM Balanced Fund shares; (2) would have the same aggregate tax basis in his or her Merger Shares as the shareholder had in his or her exchanged RCM Balanced Fund shares; and (3) would have a holding period for his or her Merger Shares that includes the holding period of his or her exchanged RCM Balanced Fund shares (provided that the shareholder held his or her RCM Balanced Fund shares as a capital asset). The RCM Balanced Fund would not recognize any gain or loss upon the transfer of its assets to the Asset Allocation Fund in exchange for Merger Shares and the assumption of its liabilities by the Asset Allocation Fund, or upon the distribution of the Merger Shares to its shareholders in liquidation. The Asset Allocation Fund (1) would not recognize any gain or loss upon the receipt of the RCM Balanced Fund's assets in exchange for the Merger Shares and the assumption of the RCM Balanced Fund's liabilities; (2) would have the same tax basis in the RCM Balanced Fund's assets that the RCM Balanced Fund had in such assets; and
(3) would have a holding period for the RCM Balanced Fund's assets that includes the holding period that the RCM Balanced Fund had in such assets.

     The following tax consequences will apply to the Reorganization regardless of whether the Reorganization is taxable or tax-free. The RCM Balanced Fund will liquidate (i.e., sell for cash) substantially all of its assets prior to the Reorganization, so that immediately prior to the Reorganization it will hold only cash and cash-equivalent securities. The RCM Balanced Fund will recognize taxable gain or loss on this liquidation, and will distribute any net gains from this liquidation (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders prior to the Reorganization in taxable distributions. In addition, because shareholders of the RCM Balanced Fund will receive shares of the Asset Allocation Fund, they will be allocated a proportionate share of the "built-in" gains in the Asset Allocation Fund's assets, as well as any taxable gains realized by the Asset Allocation Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Asset Allocation Fund.

     Shareholders should consult their tax advisers regarding other possible tax consequences of the Reorganization, including possible state and local tax consequences.

     In addition, in connection with the Reorganization, the following actions are being taken:

                (i) Effective as of the close of business on May 17, 2002, the Acquired Fund will no longer be eligible for exchanges from other PIMCO Funds.

                (ii) Upon consummation of the Asset Allocation Reorganization, the composition of the Asset Allocation Fund's Asset Allocation Committee will change. The members of the Asset Allocation Committee will be Seth Reicher and Mary Bersot. Mr. Reicher and Ms. Bersot are currently affiliated with Dresdner RCM Global Investors LLC, an affiliate of PIMCO Advisors.

     The consummation of the Reorganization is subject to a number of conditions but is not subject to shareholder approval. The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                          Supplement Dated May 7, 2002
                                     to the
                             Prospectus for Class D
                          Shares Dated February 1, 2002

                        Disclosure Relating to All Funds

Redemption Fees. Effective June 10, 2002, investors in Class D shares of the Funds will be subject to a "Redemption Fee" on redemptions and exchanges of up to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days of their acquisition (i.e., beginning on the 31st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. A new 30 day time period will begin with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund X are exchanged for shares of Fund Y 20 days after the purchase of the Fund X shares, followed in 20 days by an exchange of the Fund Y shares for shares of Fund Z, will be subject to two redemption fees (one on each exchange). The Redemption Fees may be waived for certain categories of investors, as described below.

The Redemption Fee rate varies by Fund. The Funds' Redemption Fee rates are as follows:

        Fund                                                                            Rate
      ------------------------------------------------------------------------------------------
        RCM Global Equity, RCM Global Small-Cap, RCM International Growth Equity,       2.00%
        RCM Europe, RCM Emerging Markets, RCM Global Healthcare, RCM Global
        Technology and Global Innovation Funds
      ------------------------------------------------------------------------------------------
        All other Funds                                                                 1.00%
      ------------------------------------------------------------------------------------------

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO Advisors, the Fund's Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

The purpose of the Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by "market timers" and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents PIMCO Advisors' estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's redemption or exchange. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks) and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

Waiver of Redemption Fees. Redemptions and exchanges by shareholders that are 401(k) plans will not be subject to the Redemption Fee. In addition, redemptions and exchanges by shareholders that are investing through financial service firms that have not agreed to assess the Redemption Fee will not be subject to the Redemption Fee. The Trust may eliminate or modify these waivers at any time.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                          Supplement Dated May 7, 2002
                                     to the
         Prospectuses for Institutional and Administrative Class Shares
                    Dated February 1, 2002 and March 25, 2002

                        Disclosure Relating to All Funds

Redemption Fees. Effective June 10, 2002, investors in Institutional Class and Administrative Class shares of the Funds (except the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds, which are discussed below) will be subject to a "Redemption Fee" on redemptions and exchanges of up to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days of their acquisition (i.e., beginning on the 31st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. A new 30 day time period will begin with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund X are exchanged for shares of Fund Y 20 days after the purchase of the Fund X shares, followed in 20 days by an exchange of the Fund Y shares for shares of Fund Z, will be subject to two redemption fees (one on each exchange). The Redemption Fees may be waived for certain categories of investors, as described below.

The Redemption Fee rate varies by Fund. The Funds' Redemption Fee rates are as follows:

    Fund                                                                             Rate
    ------------------------------------------------------------------------------------------
    Global Innovation, RCM Global Small-Cap, RCM Global Technology,                  2.00%
    RCM Global Equity, RCM International Growth Equity, RCM Emerging Markets
    and RCM Europe Funds
    ------------------------------------------------------------------------------------------
    All other Funds                                                                  1.00%
    ------------------------------------------------------------------------------------------


Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO Advisors, the Fund's Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

The purpose of the Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by "market timers" and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents PIMCO Advisors' estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's redemption or exchange. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks) and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

Waiver of Redemption Fees. Redemptions and exchanges by shareholders that are 401(k) plans will not be subject to the Redemption Fee. In addition, redemptions and exchanges by shareholders that are investing through financial institutions that have not agreed to assess the Redemption Fee will not be subject to the Redemption Fee. The Trust may eliminate or modify these waivers at any time.

Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds. The Redemption Fee will not apply to the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds. However, these two Funds will continue to be subject to the Fund Reimbursement Fees described in the March 5, 2002 Prospectus. See "Purchases, Redemptions and Exchanges--Fund Reimbursement Fees."


                                      -1-